CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SALES
Total sales	$ 0	$ 75,000
Cost of goods, including inventory obsolescence	0	0
Gross profit	0	75,000
COST OF OPERATIONS
Research and development	20,887	0
General and administrative expenses	34,166,746	14,118,014
Selling and marketing	8,331	2,918
Total operating expenses	34,195,964	14,120,932
LOSS FROM OPERATIONS	(34,195,964)	(14,045,932)
OTHER INCOME (EXPENSE)
Royalties and licensing fees	(90,000)	(413,124)
Licensing income	0	1,000,000
Other income	98,701	198,910
Loss on extinguishment of debt and write down of assets	(3,393,542)	0
Gain (loss) on write down of assets	0	(2,000)
Gain on write down of liabilities	225,000	0
Interest expense	(218,412)	(187,133)
TOTAL OTHER INCOME (EXPENSE)	(3,378,253)	596,653
LOSS BEFORE INCOME TAXES	(37,574,217)	(13,449,280)
PROVISION FOR INCOME TAXES (BENEFIT)	0	0
NET LOSS	(37,574,217)	(13,449,280)
Consulting Services [Member]
SALES
Total sales	0	75,000
Other Sales [Member]
SALES
Total sales	$ 0	$ 0